Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2017	2018
	US$	US$
Finished goods	41,365	26,059
Work in process	25,090	30,830
Raw materials	27,731	24,629

	94,186	81,518

The Company wrote down US$2,995 thousand, US$698 thousand and US$2,095 thousand in 2016, 2017 and 2018, respectively, for estimated obsolete or unmarketable inventory.